Commitments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of contingent liabilities
Guarantee of EIB loan by subsidiaries, minimum threshold	20.00%
Cash and cash equivalents	€ 21,629	€ 41,388	€ 63,021	€ 83,921
EIB loan
Disclosure of contingent liabilities
Cash and cash equivalents	25,300
Minimum cash balance	10,300
Minimum | EIB loan
Disclosure of contingent liabilities
Estimated financial effect of contingent liabilities	€ 35,000